SAFE Agreements and Fair Value Measurements - Schedule of Measured at Fair Value on a Recurring basis (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Level 3 [Member] | Recurring basis [Member]
Schedule of Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities		$ 23,334,626